Share-Based Compensation (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jan. 01, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation [Line Items]
Shares reserved for share-based awards (in Shares)		44,400,984		44,400,984
Compensation expense		$ 26,969,402	$ 8,474,119	$ 35,038,447	$ 20,610,934
Share Options [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)				805,889	3,539,627
Weighted average grant-date fair value (in Dollars per share)				$ 9.49	$ 6.55
Unrecognized compensation expense related to share options		14,625,203	26,786,156	$ 14,625,203	$ 26,786,156
Weighted average period of unrecognized compensation expense to be recognized				1 year 2 months 4 days
Total fair value of vested				$ 7,056,266	$ 10,592,175
Options exercised (in Shares)					436,074
Aggregate intrinsic value			48,700		$ 48,700
Weighted-average period					1 year 1 month 2 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)				648,510	2,711,130
Weighted average grant-date fair value (in Dollars per share)				$ 9.55	$ 6.72
Unrecognized compensation expense related to share options			18,340,389		$ 18,340,389
Weighted average period of unrecognized compensation expense to be recognized				1 year 1 month 9 days	1 year 4 months 20 days
Total fair value of vested				$ 2,404,036	$ 4,907,179
Fair value used for RSUs granted (in Dollars per share)				$ 9.55	$ 6.72
Unrecognized compensation expense		$ 12,528,620		$ 12,528,620
Restricted Share Award (“RSAs”) [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)				2,401,884	496,219
Weighted average grant-date fair value (in Dollars per share)				$ 9.61	$ 6.66
Weighted average period of unrecognized compensation expense to be recognized					8 months 1 day
Total fair value of vested				$ 26,768,054	$ 7,000,507
Fair value used for RSUs granted (in Dollars per share)	$ 6.66			$ 9.61
Unrecognized compensation expense			$ 779,439		$ 779,439
Shares granted (in Shares)	496,219			2,401,884
Second Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards				50.00%
Third Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards				25.00%
Fourth Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards				25.00%